Property, Plant and Equipment - Summary of detailed information about property plant and equipment (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 30,997
Ending balance	111,357	$ 30,997
Carrying amount	111,357	30,997	$ 131,206
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	376	2,594	4,812
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	110,981	28,403	$ 126,394
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,084,724	4,071,014
Additions	110,734	13,710
Ending balance	4,195,458	4,084,724
Cost [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,090	11,090
Ending balance	11,090	11,090
Cost [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,073,634	4,059,924
Additions	110,734	13,710
Ending balance	4,184,368	4,073,634
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,053,727)	(3,939,808)
Change for the year	30,374	113,919
Ending balance	(4,084,101)	(4,053,727)
Accumulated depreciation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,496)	(6,278)
Change for the year	2,218	2,218
Ending balance	(10,714)	(8,496)
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,045,231)	(3,933,530)
Change for the year	28,156	111,701
Ending balance	$ (4,073,387)	$ (4,045,231)